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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                               -------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          118 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/JOSEPH A. BUCCI              COBLESKILL, NY      November 12, 1999
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                0
                                          --------------------------
 Form 13F Information Table Entry Total:          56
                                          --------------------------
 Form 13F Information Table Value Total:      $618,884 (thousands)
                                          --------------------------

 List of Other Included Managers:

     NONE





              Name of Reporting Manager FENIMORE ASSET MANAGEMENT, INC.                                       9/30/99
                         -------------------------------


                                                     FORM 13F INFORMATION TABLE

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 COLUMN 1          COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5             COLUMN 6      COLUMN 7       COLUMN 8
 NAME OF           TITLE OF               VALUE       SHRS OR    SH/PUT/     INVESTMENT     OTHER       VOTING AUTHORITY
 ISSUER            CLASS       CUSIP     (x$1000)     PRN AMT    PRN/CALL    DISCRETION     MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADC                 COMMON
TELECOMMUNICATIONS  STOCK    000886101        910      21,700      SH          21,700                21,700     0    0

ALLIED CAPITAL      COMMON
CORPORATION         STOCK    01903Q108     22,777   1,015,108      SH       1,015,108             1,015,108     0    0

AMERICAN            COMMON
EXPRESS             STOCK    025816109     17,516     129,747      SH         129,747               129,747     0    0

AMERICAN POWER      COMMON
CONVERSION          STOCK    029066107      1,368      72,000      SH          72,000                72,000     0    0

BANKNORTH           COMMON
GROUP INC.          STOCK    06646L100     12,691     424,801      SH         424,801               424,801     0    0

BEN & JERRY'S       COMMON
HOMEMADE CL A       STOCK    081465106        480      27,900      SH          27,900                27,900     0    0

BRISTOL MYERS       COMMON
SQUIBB              STOCK    110122108        680      10,080      SH          10,080                10,080     0    0

BROWN AND BROWN     COMMON
                    STOCK    115236101     15,297     460,064      SH         460,064               460,064     0    0

C-COR               COMMON
NET CORP.           STOCK    125010108     12,364     407,054      SH         407,054               407,054     0    0

CENTURA             COMMON
BANKS               STOCK    15640T100      9,512     229,900      SH         229,900               229,900     0    0

CITIGROUP INC.      COMMON
                    STOCK    172967101      9,680     219,992      SH         219,992               219,992     0    0

CLARCOR             COMMON
                    STOCK    179895107      6,509     387,150      SH         387,150               387,150     0    0

CONMED              COMMON
CORPORATION         STOCK    207410101     31,119   1,270,160      SH       1,270,160             1,270,160     0    0

COPLEY              COMMON
PHARMACEUTICAL INC. STOCK    21745K101        201      18,400      SH          18,400                18,400     0    0

COTTON STATES LIFE  COMMON
INSURANCE CO.       STOCK    221774102        702      73,923      SH          73,923                73,923     0    0

CSS                 COMMON
INDUSTRIES          STOCK    125906107     14,085     612,385      SH         612,385               612,385     0    0

DELUXE              COMMON
CORPORATION         STOCK    248019101      8,981     264,150      SH         264,150               264,150     0    0

FARM FAMILY         COMMON
HOLDINGS INC.       STOCK    307901108     10,910     276,200      SH         276,200               276,200     0    0

FINANCIAL SECURITY  COMMON
ASSURANCE HLDG.     STOCK    31769P100      4,768      92,250      SH          92,250                92,250     0    0

FRANKLIN            COMMON
COVEY CO            STOCK    353469109        461      59,900      SH          59,900                59,900     0    0

FRANKLIN            COMMON
RESOURCES           STOCK    354613101     10,387     339,870      SH         339,870               339,870     0    0

HICKORY TECH        COMMON
CORPORATION         STOCK    429060106        345      24,700      SH          24,700                24,700     0    0

IDEX CORP           COMMON
                    STOCK    45167R104     18,507     653,674      SH         653,674               653,674     0    0

IFR SYSTEMS         COMMON
                    STOCK    449507102        718     239,356      SH         239,356               239,356     0    0

KAYDON              COMMON
CORPORATION         STOCK    486587108     35,314   1,419,678      SH       1,419,678             1,419,678     0    0

LANDAUER INC.       COMMON
                    STOCK    51476K103        274      10,900      SH          10,900                10,900     0    0

M&T BANK CORP.      COMMON
                    STOCK    55261F104     12,192      26,563      SH          26,563                26,563     0    0

MEREDITH CORP.      COMMON
                    STOCK    589433101      3,533      97,300      SH          97,300                97,300     0    0

MOCON               COMMON
                    STOCK    607494101      4,483     982,434      SH         982,434               982,434     0    0

NATURAL             COMMON
ALTERNATIVES        STOCK    638842302        972     250,900      SH         250,900               250,900     0    0
INTERNATIONAL

NEW ENGLAND         COMMON
BUSINESS            STOCK    643872104     27,311     956,175      SH         956,175               956,175     0    0
SERVICE, INC.

NEW PLAN EXCEL      COMMON
REALTY TRUST        STOCK    648053106     17,100     959,979      SH         959,979               959,979     0    0

NORTH FORK          COMMON
BANCORPORATION      STOCK    659424105      6,396     328,000      SH         328,000               328,000     0    0

ONEIDA LTD.         COMMON
                    STOCK    682505102        365      15,337      SH          15,337                15,337     0    0

PEOPLES HERITAGE    COMMON
FINANCIAL GROUP     STOCK    711147108      9,972     599,800      SH         599,800               599,800     0    0

PILGRIM             COMMON
CAPITAL CORP.       STOCK    72142Y103        719      25,300      SH          25,300                25,300     0    0

PLUMAS BANK         COMMON
                    STOCK    729275107      1,133      85,536      SH          85,536                85,536     0    0

PROTECTIVE          COMMON
LIFE CORP.          STOCK    743674103     17,356     598,485      SH         598,485               598,485     0    0

RAVEN               COMMON
INDUSTRIES          STOCK    754212108     11,992     755,392      SH         755,392               755,392     0    0

REGAL BELOIT, INC.  COMMON
                    STOCK    758750103     14,961     721,025      SH         721,025               721,025     0    0

RELIASTAR FINANCIAL COMMON
CORPORATION         STOCK    75952U103     26,560     798,785      SH         798,785               798,785     0    0

REYNOLDS &          COMMON
REYNOLDS, CL A      STOCK    761695105     16,154     792,825      SH         792,825               792,825     0    0

RPM INC.            COMMON
                    STOCK    749685103     20,187   1,656,272      SH       1,656,272             1,656,272     0    0

SERVICEMASTER       COMMON
COMPANY             STOCK    81760N109     37,901   2,359,491      SH       2,359,491             2,359,491     0    0

SOUTHTRUST          COMMON
CORP.               STOCK    844730101     10,758     299,875      SH         299,875               299,875     0    0

TENNANT COMPANY     COMMON
                    STOCK    880345103      7,910     233,500      SH         233,500               233,500     0    0

TRUSTCO BANK        COMMON
NEW YORK            STOCK    898349105     24,092     815,821      SH         815,821               815,821     0    0

TRUSTCO BANK        COMMON
NY.                 STOCK    898349105      2,357      79,820      SH          79,820                79,820     0    0

UNUMPROVIDENT       COMMON
CORP.               STOCK    91529Y106     14,104     479,092      SH         479,092               479,092     0    0

US BANCORP          COMMON
                    STOCK    902973106     16,456     545,117      SH         545,117               545,117     0    0

WADDELL &           COMMON
REED FINANCIAL      STOCK    930059100      4,788     215,800      SH         215,800               215,800     0    0

WADDELL & REED      COMMON
FINL CL B           STOCK    930059209      2,291     107,200      SH         107,200               107,200     0    0

WATSON              COMMON
PHARMACUTICALS      STOCK    942683103     14,771     483,303      SH         483,303               483,303     0    0

WD-40 COMPANY       COMMON
                    STOCK    929236107     10,272     438,843      SH         438,843               438,843     0    0

WHITE MOUNTAINS     COMMON
INSURANCE GROUP     STOCK    964126106     31,997     235,925      SH         235,925               235,925     0    0

WHOLE FOODS         COMMON
MARKET INC.         STOCK    966837106      3,242      99,100      SH          99,100                99,100     0    0


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